RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

For the three- and six-month period ended June 30, 2011 and 2012, the Company had the following transactions with FinSirton (now F3F S.p.A.) and Sirton (now Vifarma S.p.A).

	Three-month period ended June 30,		Six-month period ended June 30,
	2011	2012	2011	2012
Expenses
Charges from related parties	76	54	126	106
Total	€76	€54	€126	€106

Schedule Of Related Party Receivables Payables [Table Text Block]

	December 31, 2011	June 30, 2012
Accounts Receivable – Sirton/(Vifarma)	€850	€850
Accounts Receivable – FinSirton/(F3F)	256	9
Accounts Receivable from Sigma-Tau	30	156
Allowance for doubtful accounts	(850)	(850)
Accounts Receivable, net	286	165

Accounts Payable – Sirton/(Vifarma)	5	5
Accounts Payable – FinSirton/(F3F)	285	57
	290	62